Related-Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-Party Transactions
13. Related-Party Transactions
As discussed in Note 7, the Company settled substantially all of its existing indebtedness in connection with the consummation of the Business Combination. Prior to the Business Combination, certain amounts of the Company’s long-term debt outstanding was due to related parties. As of December 31, 2021 and 2020, $0 and $75.7 million, respectively, of the Company’s Series B,
B-3
and
B-4
Convertible Notes were due to related parties. See Note 7 for further details regarding the terms of the related debt instruments.
The Company previously owned a 50% interest in
HICCH-SCL.
In 2015, the Company and HCA formed
HICCH-SCL,
a joint venture with HCA, for the purpose of developing a patient scheduling technology. The Company recorded its investment in
HICCH-SCL
under the equity method of accounting. In August 2020, the Company initiated discussions with HCA to dissolve
HICCH-SCL.
In connection with its plans, the Company recorded an impairment loss of $3.9 million included within loss from equity method investment on the Consolidated Statements of Operations and Comprehensive Loss, of which $1.2 million related to its investment in
HICCH-SCL
and $2.7 million related to a short-term loan receivable from
HICCH-SCL.
The Company’s largest customer was an investor in $20.0 million of the Series
B-3 Convertible
Notes, had a designated board representative prior to the Business Combination and thus is a related party for 2021. Subsequent to the Business Combination, the customer no longer was considered a related party due to loss of the board seat. The Company recorded revenues from the customer of $48.0 million, $54.0 million and $56.2 million during the years ended December 31, 2021, 2020 and 2019, respectively. In addition, accounts receivable from the customer were $11.5 million and $9.5 million as of December 31, 2021 and 2020, respectively. The number of warrants earned but not issued were 0, 6,185 and 10,544, and were recorded as a reduction of revenue totaling $0, $1.1 million, and $0.5 million, during the years ended December 31, 2021, 2020 and 2019, respectively.
The Company has the exclusive right to license the Dr. Dean Ornish Program for Reversing Heart Disease
TM
, a research-based lifestyle management program developed by Dr. Dean Ornish focusing on nutrition, activity, stress management, and love and support (the “Ornish Program”). A royalty agreement with Dr. Ornish, MD, an employee of the Company, guarantees the greater of $1.2 million or 15% of revenues of the Ornish Program on an annual basis. The royalty earned by the Ornish Program for years ended December 31, 2021, 2020 and 2019 totaled $1.2 million.
Sul América Serviços de Saúde S.A. (Sul América), is a customer of and owns a 49% interest in Sharecare Brasil Servicios de Consultoria, Ltda. As of December 31, 2021 and 2020, $2.0 million and $2.2 million, respectively, in notes receivable were outstanding with Sul América. Revenues recognized during the years ended December 31, 2021, 2020 and 2019 totaled $11.6 million, $12.8 million and $18.7 million, respectively.
The Company has a related party that performs sales and sales support services including the collection of outstanding accounts receivable for transactions processed on the Company’s behalf. As of December 31, 2021 and 2020, $0 and $0.6 million, respectively, in receivables were outstanding from this company. Revenues recognized for each of the years ended December 31, 2021, 2020 and 2019 totaled $0.3 million, $3.5 million and $4.1 million, respectively. The Company paid less than $0.1 million, $0.3 million and $0.4 million in 2021, 2020 and 2019, respectively in connection with these services.
The Series D Preferred Stock, which converted into Series A Preferred Stock upon consummation of the Business Combination (see Note 9), is held by a customer that also has an employee that sits on our Board of Directors. As of December 31, 2021, $5.0 million in receivables were outstanding from this related party. Additionally, as of December 31, 2021 and 2020, long-term assets included $5.5 million and $0 of a non-cash
payment for up front research and development costs related to the issuance of the Series D Preferred Stock and a related commitment of $2.5 million per year through 2025 related to research and development activities. Revenues recognized from the customer for each of the years ended December 31, 2021, 2020 and 2019 totaled, $17.3 million, $3.9 million and $9.2 million, respectively.